Pension and Other Employee Benefits - Summary of Expected Future Settlements of Defined Benefit Pension Plans (Detail) ₱ in Millions	Dec. 31, 2024 PHP (₱)
Less than 1 year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 229
1-2 years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	350
2027 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	372
2028 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	903
2029 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	834
More than five years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 11,947